CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit / (loss) for the period	$ 487	$ (2,450)	$ (9)
Items that may be reclassified to profit or loss
Foreign currency translation	(161)	(598)	(480)
Reclassification of accumulated foreign currency translation reserve and net investment hedge reserve to profit or loss upon disposal of foreign operation	(36)	3,414	558
Other	0	(3)	0
Items that will not be reclassified to profit or loss
Fair value re-measurement of financial instruments	(11)	(16)	27
Other comprehensive (loss) / income for the period, net of tax	(208)	2,797	105
Total comprehensive income / (loss)	279	347	96
Attributable to:
The owners of the parent	221	271	(14)
Non-controlling interests	58	76	110
Total comprehensive income / (loss) for the period, net of tax from:
Continuing operations	279	188	234
Discontinued operations	$ 0	$ 159	$ (138)